Financial assets and liabilities	12 Months Ended
Dec. 31, 2025
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Financial assets and liabilities

Note 10. Financial assets and liabilities

10.1 Accounting principles

Financial assets

Under IFRS 9, Cellectis holds:

•
financial assets measured at amortized cost;
•
financial assets measured at fair value through profit or loss.

Trade receivables are initially recorded at the transaction price determined in accordance with IFRS 15. Trade receivables are subsequently measured at amortized cost. Cellectis trade and other receivables are impaired according to the expected credit loss model using the simplified approach.

Receivables are classified as current assets, except for those with a maturity exceeding 12 months after the reporting date.

Government grants to Cellectis related to research and development expenses for research programs are recognized as subsidies receivables in the period in which the expenses subject to the subsidy have been incurred, provided there is a reasonable assurance that we will comply with conditions attached to the subsidy and that the subsidy will be received.

Financial liabilities

Financial liabilities mainly include trade and other payables, lease debts, State Guaranteed loans « PGE », EIB loan and warrants, research tax credits financings and conditional loans from Bpifrance.

We initially recognize financial liabilities on the transaction date, which is the date that we become a party to the contractual provisions of the instrument.

We derecognize financial liabilities when our contractual obligations are discharged, canceled or expire. In the event of a substantive renegotiation of our contractual obligations, we examine whether the derecognition of the original financial liability and the recognition of a new financial liability is necessary, based on the derecognition criteria set out in IFRS 9. Renegotiations that result in a derecognition of the original liability include those that introduce significant new features into the instrument or a significant extension of the term of the instrument.

Financial liabilities other than derivative are measured at amortized cost. The amount of interest recognized in financial expenses is calculated by applying the financial liability’s effective interest rate to its carrying amount. Any difference between the expense calculated using the effective interest rate and the actual interest payment impacts the value at which the financial liability is recognized. Derivative liabilities are initially recognized and subsequently measured at fair value, with any resultant gains or losses recognized in profit or loss.

Liabilities for short term employee benefits are included in financial liabilities. They are recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if we have a present legal or constructive obligation to pay the amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

10.2 Detail of financial assets and liabilities

The following table shows the carrying amounts and fair values of financial assets and financial liabilities.

		Accounting category		Book value on the statement of financial position	Fair Value	Fair Value Hierarchy
As of December 31, 2025		Fair value through profit and loss	Amortized cost			Level 1	Level 2	Level 3
		$ in thousands
Financial assets
Non-current financial assets	(i)		5,088	5,088	5,088	-	-	-
Trade receivables	(i)	-	14,398	14,398	14,398	-	-	-
Subsidies receivables	(i)	-	7,800	7,800	7,800	-	-	-
Current financial assets	(i)	234	146,897	147,130	147,130	-	-	234
Cash and cash equivalents		61,533	-	61,533	61,533	61,533	-	-
Total financial assets		61,767	174,183	235,949	235,949	61,533	-	234

Financial liabilities
Non-current derivative instruments (EIB warrants)		22,059	-	22,059	22,059	-	-	22,059
Other non-current financial liabilities		-	51,953	51,953	52,521	-	-	-
Current financial liabilities	(i)	-	10,460	10,460	10,460	-	-	-
Trade payables	(i)	-	17,277	17,277	17,277	-	-	-
Other current liabilities	(i)	168	12,174	12,342	12,342	-	-	168
Total financial liabilities		22,227	91,865	114,092	114,660	-	-	22,227

(i) As of December 31, 2025, the carrying amount of these assets and liabilities on the statement of consolidated financial position is a reasonable approximation of their fair value.

	Accounting category		Book value on the statement of financial position	Fair Value	Fair Value Hierarchy
As of December 31, 2024	Fair value through profit and loss	Amortized cost			Level 1	Level 2	Level 3
	$ in thousands
Financial assets
Non-current financial assets	4,556	2,965	7,521	7,521	4,556	-	-
Trade receivables	-	6,714	6,714	6,714	-	-	-
Subsidies receivables	-	14,521	14,521	14,521	-	-	-
Current financial assets	117,055	-	117,055	117,055	117,055	-	-
Cash and cash equivalents	143,251	-	143,251	143,251	143,251	-	-
Total financial assets	264,862	24,199	289,061	289,061	264,862	-	-

Financial liabilities
Non-current derivative instruments (EIB warrants)	6,010	-	6,010	6,010	-	-	6,010
Other non-current financial liabilities	-	44,871	44,871	45,038	-	-	45,038
Current financial liabilities	-	16,134	16,134	16,141	-	-	16,141
Trade payables	-	18,664	18,664	18,664	-	-	-
Other current liabilities	-	10,097	10,097	10,097	-	-	-
Total financial liabilities	6,010	132,397	138,408	138,581	-	-	67,189

10.3. Financial risks management

We have exposure to the following risks arising from financial instruments:

Foreign exchange risk

A portion of our revenue is generated in currencies other than euro. Although our strategy is to favor the euro as our transaction currency when signing contracts, some agreements have been signed in US dollars (our agreements with Allogene Therapeutics, Inc., AstraZeneca).

As of December 31, 2025, 82% of our deposits, cash and cash equivalents were denominated in US dollars and subject to foreign exchange risk. As of December 31, 2024, 78% of our cash and cash equivalents were denominated in US dollars and subject to foreign exchange risk. As of December 31, 2023, 87% of our cash and cash equivalents were denominated in US dollars and subject to foreign exchange risk. A reasonably possible strengthening (weakening) of the US dollar against the euro (functional currency of the parent company - see Notes 2.2 and 2.4) would have affected the measurement of these cash, cash equivalents and current financial assets denominated in US dollars and affected profit or loss and equity by the amounts shown below.

	Profit (loss)		Equity, net of tax
Effect in thousands of USD	Strengthening	Weakening	Strengthening	Weakening

USD (10% movement)
Cash and cash equivalents	2,848	(2,848)	-	-
Current financial assets	13,354	(13,354)	-	-
Total cash, cash equivent and current financial assets	16,202	(16,202)	-	-

As of December 31, 2023, we did not hold derivative financial instruments to hedge foreign currency exchange risks.

As of December 31, 2024 and December 31, 2025 we held derivative instruments consisting in a a combination of put and call options to hedge some of our foreign currency exchange risk. These instruments have the following features:

				Fair value as of December 31,
Maturity date	Instrument	Notional amount USD	Exercise price	2024	2025
		($, in thousands)		($, in thousands)
May 13, 2025	Call options	3,000	1.1000	8	-
May 13, 2025	Put options	5,000	1.0650	(153)	-
July 11, 2025	Call options	3,000	1.1000	15	-
July 11, 2025	Put options	5,000	1.0650	(157)	-
February 25, 2026	Call options	5,000	1.1695	-	56
February 25, 2026	Put options	10,000	1.1640	-	(44)
May 15, 2026	Call options	4,500	1.1550	-	82
May 15, 2026	Put options	9,000	1.1320	-	(21)
May 26, 2026	Call options	5,000	1.1695	-	95
May 26, 2026	Put options	10,000	1.1640	-	(83)

These derivatives are measured at fair value with changes in fair value through profit or loss.

As of December 31, 2024, they were recorded in other current liabilities for $0.3 million. The loss of $0.3 million was recorded as a financial expense.

As of December 31, 2025, they were recorded in current financial assets for $0.2 million and in other current liabilities for $0.2 million with changes in fair value recorded as financial gains for $0.8 million and financial loss for $0.2 million.

Liquidity risk

As of December 31, 2025, our financial debt primarily consists of lease debts for $35.4 million, a loan from a bank syndicate formed with HSBC, Société Générale, Banque Palatine and Bpifrance in the form of a state-guaranteed loan (Prêt Garanti par l’Etat) (the “PGE”) for $4.1 million, a liability related to the financing of certain of our Research Tax Credits by Bpifrance for $6.4 million, a liability related to the EIB loan for $47.2 million, and a conditional advance with Bpifrance for $4.0 million. All of those amounts are excluding future interests. Refer to Note 14.2 for further details on the related future contractual cash flows by maturity dates, including future interest payments.

We have incurred losses since our inception in 2000, and we anticipate that we will continue to incur losses for at least the next several years.

With cash and cash equivalents of $61.5 million and deposits of $144.8 million as of December 31, 2025, the Company believes its cash and cash equivalents will be sufficient to fund its operations for at least twelve months following the publication of our Consolidated Financial Statements.

Interest rate risk

We seek to engage in prudent management of our cash and cash equivalents, mainly cash on hand and common financial instruments (typically short- and mid-term deposits). Furthermore, the interest rate risk related to cash, cash equivalents and common financial instruments is not significant based on the quality of the financial institutions with which we work.

Our main interest-bearing financial debts, the PGE loan and our loans under the Finance Contract with EIB, are at fixed rates and do not expose us to interest rate risks.

Share price risk

We have financial instruments whose value depends on Cellectis share price, in particular the warrants granted to EIB under the Finance Contract. Under the terms of the Warrant Agreement that supplements the Finance Contract, we are committed in the event of exercise of the warrants by the EIB to deliver Cellectis ordinary shares, the fair value of which will depend on the future share price.

Inflation risk

We do not believe that inflation has had a material effect on our business, financial condition or results of operations. If our costs were to become subject to significant inflationary pressures, we may not be able to fully offset such higher costs through price increases. Our inability or failure to do so could harm our business, financial condition and results of operations.

Credit risk

Credit risk is the risk of our financial loss if a customer or counterparty to a financial instrument default on its contract commitments. We are exposed to credit risk due to our trade receivables, subsidies receivables, short-term deposits and cash equivalents. As of December 31, 2025 our trade and other receivables do not include any material overdue amounts and we do not expect any significant credit loss on the outstanding balance.

Our policy is to manage our risk by dealing with third parties with good credit standards.

Our cash, cash equivalents and short-term deposits are all held in major financial institutions with a very low credit risk profile. All counterparties are rated A+ for long‑term and A‑1 for short‑term credit quality by Standard & Poor’s.